Long-Term Prepayments and Other Non-Current Assets (Details)	Jan. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥) a	Jul. 07, 2021 m²	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Long-Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Investment Committee | $	$ 60,000,000
Right of use for land acers | m²			74
Land [Member]
Long-Term Prepayments and Other Non-Current Assets (Details) [Line Items]
Right of use for land acers | a		126
Purchase right of use for land | ¥		¥ 80,000,000
Prepaid expenses				$ 1,547,964	¥ 10,000,000